PROPERTY, EQUIPMENT AND SOFTWARE, NET	12 Months Ended
Dec. 31, 2020
PROPERTY, EQUIPMENT AND SOFTWARE, NET
PROPERTY, EQUIPMENT AND SOFTWARE, NET

9. PROPERTY, EQUIPMENT AND SOFTWARE, NET

Property, equipment and software and related accumulated depreciation and amortization are as follows:

	December 31,	December 31,	December 31,
	2019	2020	2020
	RMB	RMB	US$
			(Note 3)
Office buildings	69,341,652	—	—
Computers and equipment	5,181,577	4,989,121	764,616
Leasehold improvements	9,359,857	—	—
Office furniture and fixtures	1,787,549	1,720,139	263,623
Motor vehicles	5,031,201	4,376,821	670,777
Software	14,542,095	10,511,865	1,611,014
Less: accumulated depreciation and amortization	(89,974,366)	(20,620,844)	(3,160,283)
Less: property, equipment and software, net, held-for-sale	(14,051,044)	—	—
Net book value	1,218,521	977,102	149,747

Depreciation and amortization charges for the years ended December 31, 2018, 2019 and 2020 amounting to RMB3.7 million, RMB2.8 million and RMB0.4 million (US$0.1 million), respectively. The Group has recorded a gain on disposal of property, equipment and software amounting to RMB0.2 million, RMB2.2 million, RMB0.03 million (US$0.01 million),  as other income, net for the years ended December 31, 2018, 2019 and 2020. The office buildings and leasehold improvements of the Group were related to mortgaged properties and the subsidiaries that held the mortgaged properties have been disposed in February 2020 (see Note 7).